VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
VIE Disclosures
Trading assets	SFr 101,095	SFr 106,971	SFr 111,141
Net loans	285,573	287,682	291,686
Other assets	43,936	44,387	41,231
Assets	727,365	739,554	755,833
Maximum exposure to loss	37,156		41,587
Non-consolidated VIE assets	367,227		298,708
Other liabilities	23,062	21,978	22,644
Liabilities	681,299	SFr 694,878	711,603
Collateralized debt or loan obligations
VIE Disclosures
Maximum exposure to loss	1,087		774
Non-consolidated VIE assets	10,819		10,266
CP Conduit
VIE Disclosures
Maximum exposure to loss	8,012		7,625
Non-consolidated VIE assets	16,536		14,948
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	7,632		8,036
Non-consolidated VIE assets	153,117		108,942
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	3,651		3,447
Non-consolidated VIE assets	129,284		103,179
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	11,290		13,068
Non-consolidated VIE assets	38,092		36,428
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	5,484		8,637
Non-consolidated VIE assets	19,379		24,945
Non-consolidated VIEs
VIE Disclosures
Trading assets	7,506		11,222
Net loans	15,596		15,376
Other assets	1,060		768
Assets	24,162		27,366
Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	228		257
Net loans	579		268
Other assets	6		6
Assets	813		531
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0		0
Net loans	1,312		1,005
Other assets	0		0
Assets	1,312		1,005
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,399		4,526
Net loans	1,230		940
Other assets	104		22
Assets	5,733		5,488
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	777		932
Net loans	2,726		2,403
Other assets	148		112
Assets	3,651		3,447
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	7		13
Net loans	7,669		8,774
Other assets	5		0
Assets	7,681		8,787
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	2,095		5,494
Net loans	2,080		1,986
Other assets	797		628
Assets	4,972		8,108
Bank
VIE Disclosures
Trading assets	101,232		111,299
Net loans	294,005		300,358
Other assets	39,225		36,715
Assets	730,295		759,214
Other liabilities	21,817		21,309
Liabilities	681,186		711,127
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	7,505		11,222
Net loans	15,596		15,376
Other assets	1,058		765
Assets	24,159		27,363
Maximum exposure to loss	37,153		41,584
Non-consolidated VIE assets	364,978		293,208
Bank | Non-consolidated VIEs | Collateralized debt or loan obligations
VIE Disclosures
Trading assets	228		257
Net loans	579		268
Other assets	6		6
Assets	813		531
Maximum exposure to loss	1,087		774
Non-consolidated VIE assets	10,819		10,266
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Trading assets	0		0
Net loans	1,312		1,005
Other assets	0		0
Assets	1,312		1,005
Maximum exposure to loss	8,012		7,625
Non-consolidated VIE assets	16,536		14,948
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	4,399		4,526
Net loans	1,230		940
Other assets	104		22
Assets	5,733		5,488
Maximum exposure to loss	7,632		8,036
Non-consolidated VIE assets	153,117		108,942
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	776		932
Net loans	2,726		2,403
Other assets	146		109
Assets	3,648		3,444
Maximum exposure to loss	3,648		3,444
Non-consolidated VIE assets	129,154		102,820
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	7		13
Net loans	7,669		8,774
Other assets	5		0
Assets	7,681		8,787
Maximum exposure to loss	11,290		13,068
Non-consolidated VIE assets	38,092		36,428
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	2,095		5,494
Net loans	2,080		1,986
Other assets	797		628
Assets	4,972		8,108
Maximum exposure to loss	5,484		8,637
Non-consolidated VIE assets	SFr 17,260		SFr 19,804